CURRENT RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
CURRENT RECEIVABLES AND OTHER CURRENT ASSETS
18. CURRENT RECEIVABLES AND OTHER CURRENT ASSETS

Current receivables and other current assets are as follows:

	At December 31,
	2023	2022
	(€ thousand)
Trade receivables	261,380	232,414
Receivables from financing activities	1,451,158	1,399,997
Current tax receivables	11,616	16,054
Other current assets	130,228	153,183
Total	1,854,382	1,801,648

Trade receivables

The following table sets forth a breakdown of trade receivables by nature:

	At December 31,
	2023	2022
	(€ thousand)
Trade receivables due from:
Dealers	122,177	85,696
Sponsorship and commercial activities	32,357	42,981
Brand activities	30,587	24,213
Stellantis Group companies	20,398	19,184
Other	55,861	60,340
Total	261,380	232,414
Trade receivables due from dealers relate to receivables for the sale of cars across the dealer network and are generally settled within 30 to 40 days from the date of invoice.

Trade receivables due from sponsorship and commercial activities mainly relate to the Group’s participation in the Formula 1 World Championship and the World Endurance Championship. Trade receivables due from brand activities relate to amounts receivable for licensing and merchandising activities. Trade receivables due from Stellantis Group companies mainly relate to the sale of engines and car bodies to Maserati S.p.A., which is controlled by the Stellantis Group. The contract with Maserati ended in December 2023. For additional information, see Note 28 “Related Party Transactions”.

The Group is not exposed to significant concentration of third party credit risk.

The following table sets forth a breakdown of trade receivables by currency:

	At December 31,
	2023	2022
	(€ thousand)
Trade receivables denominated in:
Euro	118,104	95,894
U.S. Dollar	118,233	108,369
Pound Sterling	6,096	8,178
Chinese Yuan	5,099	3,203
Japanese Yen	7,230	6,832
Other currencies	6,618	9,938
Total	261,380	232,414
Trade receivables are shown net of an allowance for doubtful accounts determined on the basis of insolvency risk and historical experience, adjusted for forward-looking factors specific to the receivables and the economic environment. Additional provisions to the allowance for doubtful accounts are recorded within selling, general and administrative costs in the consolidated income statement.

Changes in the allowance for doubtful accounts of trade receivables during the year were as follows:

	2023	2022
	(€ thousand)
At January 1	25,800	25,984
Additional provisions	2,767	3,844
Utilizations	(1,845)	(1,579)
Releases	(1,280)	(2,522)
Other changes	(24)	73
At December 31	25,418	25,800
Receivables from financing activities

Receivables from financing activities are as follows:

	At December 31,
	2023	2022
	(€ thousand)
Client financing	1,451,158	1,390,956
Dealer financing	—	9,041
Total receivables from financing activities	1,451,158	1,399,997
Receivables from financing activities relate to the financial services portfolio in the United States and are generally secured on the title of cars or other guarantees.

Receivables from financing activities are shown net of an allowance for doubtful accounts and additional provisions are recorded within cost of sales in the consolidated income statement.

Changes in the allowance for doubtful accounts of receivables from financing activities during the year are as follows:

	2023	2022
	(€ thousand)
At January 1	9,950	11,204
Additional provisions	6,423	3,064
Utilizations	(3,509)	(2,587)
Releases	(1,327)	(2,470)
Other changes	(372)	739
At December 31	11,165	9,950

Client financing

Client financing relates to financing provided by the Group to Ferrari clients to finance their car acquisitions. During 2023 the average contractual duration at inception of such contracts was approximately 67 months (67 months in 2022) and the weighted average interest rate was approximately 7.8 percent (approximately 6.3 percent in 2022). Receivables for client financing are generally secured on the titles of the related cars or other personal guarantees.
Client financing relates entirely to financial services activities in the United States and is denominated in U.S. Dollars.

Dealer financing

In 2022, the Group discontinued dealer financing with the exception of one existing long-term loan bearing a rate of interest based on LIBOR plus a variable spread based on dealer’s performance, which was fully collected in 2023.

Other current assets

Other current assets are detailed as follows:

	At December 31,
	2023	2022
	(€ thousand)
Italian and foreign VAT credits	65,529	79,858
Prepayments	53,846	42,908
Other	10,853	30,417
Total other current assets	130,228	153,183
    Other includes security deposits, amounts due from personnel and other receivables.

At December 31, 2023, the Group had provided guarantees through third parties amounting to €236,910 thousand (€224,630 thousand at December 31, 2022), principally to (i) banks for a U.S. Dollar denominated credit facility of FFS Inc., (ii) tax authorities for VAT reimbursements according to Italian legislation and (iii) customs authorities for duties on import and export activities.
The analysis of receivables and other current assets (excluding prepayments) by due date is as follows:

	At December 31, 2023
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	225,445	—	—	35,935	261,380
Receivables from financing activities (1)	223,841	1,076,552	68,736	82,029	1,451,158
Current tax receivables	11,616	—	—	—	11,616
Other current assets (excluding prepayments)	76,382	—	—	—	76,382
Total	537,284	1,076,552	68,736	117,964	1,800,536

	At December 31, 2022
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	186,757	—	—	45,657	232,414
Receivables from financing activities (1)	208,407	1,060,819	67,992	62,779	1,399,997
Client financing	207,186	1,052,999	67,992	62,779	1,390,956
Dealer financing	1,221	7,821	—	—	9,041
Current tax receivables	16,054	—	—	—	16,054
Other current assets (excluding prepayments)	110,276	—	—	—	110,276
Total	521,494	1,060,819	67,992	108,436	1,758,741
_____________________________
(1)Excluding interest generated on these receivables.
Overdue amounts represent receivables and other current assets where payments are past their due date.